Operating segments (Tables)	12 Months Ended
Dec. 31, 2020
Operating segments
Schedule of consolidated income statement and other significant data

The 2018 consolidated income statement and other significant data are as follows:

		Corporate
	Retail	and Investment	Corporate
2018	Banking	Banking	Activities	Total

Net interest income	54,005	6,121	1,871	61,997
Dividend income	—	34	176	210
Net fee and commission income	14,181	1,700	(159)	15,722
Gains/(losses) on financial assets and liabilities (net)	1,086	689	(291)	1,484
Other operating income/(expenses)	(2,561)	(672)	(412)	(3,645)
Total income	66,711	7,872	1,185	75,768
Administrative expenses	(24,574)	(3,530)	(545)	(28,649)
Depreciation and amortization	(2,769)	(200)	(4)	(2,973)
Impairment losses on financial assets (net)	(17,813)	(997)	—	(18,810)
Impairment losses on other assets (net)	—	—	(5)	(5)
Provisions (net)	178	10	(750)	(562)
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)	—	—	7	7
Gains/(losses) on disposal of non-current assets not classified as discontinued operations (net)	—	—	38	38
Operating profit before tax	21,733	3,155	(74)	24,814
Income tax				(5,458)
Profit for the year				19,356
Profit attributable to the Parent				19,353
Profit attributable to non-controlling interest				3
Total assets	599,270	547,006	262,448	1,408,724
Total liabilities	567,829	486,372	231,236	1,285,437

The 2019 consolidated income statement and other significant data are as follows:

		Corporate
	Retail	and Investment	Corporate
2019	Banking	Banking	Activities	Total

Net interest income	59,008	6,638	510	66,156
Dividend income	—	44	191	235
Net fee and commission income	15,014	1,596	(186)	16,424
Gains/(losses) on financial assets and liabilities (net)	1,155	1,417	282	2,854
Other operating income/(expenses)	(2,389)	(690)	(513)	(3,592)
Total income	72,788	9,005	284	82,077
Administrative expenses	(25,064)	(3,604)	(590)	(29,258)
Depreciation and amortization	(4,827)	(381)	(14)	(5,222)
Impairment losses on financial assets not at fair value through profit or loss (net)	(18,986)	(234)	—	(19,220)
Impairment losses on other assets (net)	(370)	—	—	(370)
Provisions (net)	(165)	(1)	(609)	(775)
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)	—	—	16	16
Gains/(losses) on disposal of non-current assets not classified as discontinued operations (net)	—	—	42	42
Operating profit before tax	23,376	4,785	(871)	27,290
Income tax				(6,909)
Profit for the year				20,381
Profit attributable to the Parent				20,381
Profit attributable to non-controlling interest				—
Total assets	628,380	529,901	309,267	1,467,548
Total liabilities	618,477	509,204	205,069	1,332,750

The 2020 consolidated income statement and other significant data are as follows:

		Global
	Retail	Corporate	Corporate
2020	Banking	Banking	Activities	Total

Net interest income	61,444	5,605	(1,239)	65,810
Dividend income	—	39	207	246
Income from companies accounted for using the equity method	—	—	178	178
Net fee and commission income	15,551	1,668	(196)	17,023
Gains/(losses) on financial assets and liabilities (net)	1,421	3,888	675	5,984
Exchange differences (net)	—	—	19	19
Other operating income/(expenses)	(2,695)	(714)	(153)	(3,562)
Total income	75,721	10,486	(509)	85,698
Administrative expenses	(25,649)	(3,830)	(656)	(30,135)
Depreciation and amortization	(5,339)	(376)	(28)	(5,743)
Impairment losses on financial assets not at fair value through profit or loss (net)	(20,772)	(1,027)	—	(21,799)
Gains/(losses) on modification of financial assets (net)	(1,743)	—	—	(1,743)
Impairment losses on other assets (net)	(119)	—	—	(119)
Provisions (net)	(143)	(10)	(821)	(974)
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)	—	—	6	6
Gains/(losses) on disposal of non-current assets not classified as discontinued operations (net)	—	—	9	9
Operating profit before tax	21,956	5,243	(1,999)	25,200
Income tax				(6,226)
Profit for the year				18,974
Profit attributable to the Parent				18,974
Profit attributable to non-controlling interest				—
Total assets	654,572	760,895	422,447	1,837,914
Total liabilities	676,529	783,942	223,609	1,684,080